Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income for the year	$ 1,060,804	$ 711,522	$ 1,036,564
Adjustments for:
Income tax expense	660,981	469,260	380,023
Depreciation and amortization	389,535	392,186	382,119
Impairment of assets held for sale		166,581
Interest expense	541,045	639,705	827,812
Interest income	(34,090)	(22,818)	(45,056)
Gain on disposal of non-current assets	(8,474)	(992)	(1,460)
Loss by selling of properties		529,722
Share-based payment expense			4,188
Movements in non-controlling interest		117	(93)
Effect of foreign currency conversion	26,936	(16,711)	(4,349)
Loss (gain) in valuation of derivative financial instruments	108,846	(156,766)	32,591
Total adjustments	2,745,583	2,711,806	2,612,339
(Increase) decrease in:
Trade accounts receivable	(48,354)	(60,638)	(101,393)
Trade accounts receivable from related parties	250	(146)	(43)
Inventory	511,113	(470,959)	92,136
Prepaid expenses and other assets	65,100	122,003	(84,826)
Increase (decrease) in:
Accounts payable to suppliers and accrued expenses	(423,470)	419,023	423,104
Trade accounts payable to related parties	(1,237)	1,237	(96,859)
Provisions	(26,681)	(55,830)	3,589
Value-added tax payable	22,725	(47,169)	28,722
Statutory employee profit sharing	7,273	6,400	(2,443)
Employee benefits	(7,513)	(9,350)	(32,606)
Income taxes paid	(608,062)	(819,247)	(474,941)
Net cash provided by operating activities	2,236,727	1,797,130	2,366,779
Investing activities:
Payments of fixed and intangible assets	(114,475)	(181,503)	(131,066)
Proceeds from disposal of fixed assets	7,631	11,774	20,682
Proceeds from disposal of properties	108,071	156,500
Commission by selling of properties		(10,055)
Interest received	34,090	22,818	45,056
Net cash provided (used) in investing activities	35,317	(466)	(65,328)
Financing activities:
Proceeds from debt and borrowings	5,540,700	3,027,100	6,498,994
Repayment of borrowings	(6,257,700)	(3,319,600)	(7,633,715)
Bond issuance costs			(8,355)
Interest paid on borrowings	(502,458)	(603,921)	(652,313)
Lease payments (principal and interest)	(169,904)	(155,361)	(123,241)
Acquisition of non-controlling interest in Betterware Guatemala	(896)
Dividends paid	(850,000)	(998,054)	(648,735)
Net cash used in financing activities	(2,240,258)	(2,049,836)	(2,567,365)
Increase (decrease) in cash and cash equivalents	31,786	(253,172)	(265,914)
Cash and cash equivalents at the beginning of year	296,558	549,730	815,644
Cash and cash equivalents at the end of year	$ 328,344	$ 296,558	$ 549,730